Earnings per share	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Earnings per share
17	Earnings per share

Profit attributable to ordinary shareholders

	2017	2016(i)	2015(i)
	(€’000)
Profit attributable to ordinary shareholders	39,067	38,336	46,680

Basic earnings per share

The calculation of basic earnings per share at December 31, 2017, was based on the profit attributable to ordinary shareholders and a weighted average number of ordinary shares outstanding during the year ended December 31, 2017, of 71,089,000 (for the years; 2016: 70,349,000 and 2015: 69,579,000). Profit is attributable to ordinary shareholders on an equal basis.

Diluted earnings per share

The calculation of diluted earnings per share at December 31, 2017, was based on the profit attributable to ordinary shareholders and a weighted average number of ordinary shares and the impact of options, restricted share and performance shares outstanding during the year ended December 31, 2017, of 71,521,000 (for the years; 2016: 71,213,000 and 2015: 70,474,000).

Weighted average number of ordinary shares

	2017	2016(i)	2015(i)
Weighted average number of ordinary shares at 31 December	71,089	70,349	69,579
Dilution effect of share options, restricted and performance shares on issue	432	864	895
Weighted average number of ordinary shares (diluted) at 31 December	71,521	71,213	70,474

(i)	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.